LONG-TERM INVESTMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
LONG-TERM INVESTMENT
Cost of equity method investment	$ 463,907	$ 510,994
Profit from equity method investment	208,255	188,605
Dividend Distribution received	(54,592)	(60,133)
Total long-term investment	$ 617,570	$ 639,466